Segment Information (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Information [Abstract]
Net interest income	$ 10,101	$ 10,082	$ 9,795	$ 10,004	$ 10,386	$ 10,626	$ 10,653	$ 11,387	$ 39,982	$ 43,052	$ 43,726
Provision expense	(471)	(2)	(393)	3,846	(1,015)	444	(806)	2,377	2,980	1,000	1,039
Noninterest income	2,313	2,434	2,249	4,442	3,210	2,107	2,003	1,846	11,438	9,166	8,938
Noninterest expense	7,121	9,891	9,602	9,519	10,401	9,738	9,791	9,568	36,133	39,498	37,426
Tax expense									2,048	1,813	2,255
Net income	4,700	$ 2,294	$ 2,263	$ 1,002	3,498	$ 2,137	$ 3,079	$ 1,193	10,259	9,907	11,944
Assets	1,186,932				1,013,272				1,186,932	1,013,272	1,030,493
Banking [Member]
Segment Information [Abstract]
Net interest income									37,825	39,865	40,380
Provision expense									2,945	875	850
Noninterest income									10,344	8,989	8,243
Noninterest expense									33,693	37,026	34,841
Tax expense									1,886	1,653	1,990
Net income									9,645	9,300	10,942
Assets	1,173,820				1,000,315				$ 1,173,820	$ 1,000,315	$ 1,017,902
Banking [Member] | Revenues [Member] | Customer Concentration Risk [Member]
Segment Information [Abstract]
Concentration percentage									94.30%	94.20%	92.90%
Consumer Finance [Member]
Segment Information [Abstract]
Net interest income									$ 2,157	$ 3,187	$ 3,346
Provision expense									35	125	189
Noninterest income									1,094	177	695
Noninterest expense									2,440	2,472	2,585
Tax expense									162	160	265
Net income									614	607	1,002
Assets	$ 13,112				$ 12,957				$ 13,112	$ 12,957	$ 12,591